Investments (Components of Net Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	$ (25)	$ (58)	$ (55)
Fixed maturity securities - net gains (losses) on sales and disposals	58	145	81
Equity securities - net gains (losses) on sales and disposals	10	5	(13)
Net investment gains (losses)	43	92	13
Other net investment gains (losses):
Mortgage Loans	5	27	26
Real estate and real estate joint ventures	2	(3)	(1)
Other limited partnership interests	(6)	(2)	(5)
Other investment portfolio gains (losses)	8	4	(9)
Subtotal - investment portfolio gains (losses)	52	118	24
FVO CSEs - changes in estimated fair value:
Commercial mortgage loans	(56)	7	(84)
Long-term debt - related to commercial mortgage loans	88	27	93
Non-investment portfolio gains (losses)	(2)	0	2
Subtotal FVO CSEs and non-investment portfolio gains (losses)	30	34	11
Total net investment gains (losses)	82	152	35
Fixed maturity securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(20)	(49)	(47)
Net investment gains (losses)	38	96	34
Finance Domestic Corporate Debt Securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(3)	(7)	(9)
Utility Domestic Corporate Debt Securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(3)	0
Communications Domestic Corporate Debt Securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(2)	(11)
Industrial Domestic Corporate Debt Securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(1)	(2)
Other Industries [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(3)	(16)	0
Corporate fixed maturity securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(6)	(29)	(22)
RMBS [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(14)	(20)	(17)
ABS [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(5)
CMBS [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(3)
Equity Securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(5)	(9)	(8)
Net investment gains (losses)	5	(4)	(21)
Non-redeemable preferred stock [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(3)	0	(6)
Common Stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	$ (2)	$ (9)	$ (2)